Trade receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables
7.
Trade receivables

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Trade receivables	4,824	40,926
Provision on impairment	—	(2,470)
Total	4,824	38,456

The following is an aged analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
0 – 90 days	4,704	16,472
91 – 180 days	120	16,292
181 – 365 days	—	5,473
1 – 2 years	—	2,689
Total	4,824	40,926

The Group uses a provision matrix to calculate ECL for the accounts receivable that result from transactions within the scope of IFRS 15. The provision rates are based on debtor’s aging as groupings of various debtors that have similar loss patterns. The provision matrix is based on the Group’s historical default rates taking into consideration forward-looking information that is reasonable and supportable and available without undue costs and effort. The provision on impairment was RMB2.5 million and nil, respectively, in 2021 and 2020.